ACQUISITIONS AND DIVESTITURES - Schedule of Balance Sheets Related to Discontinued Operations (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fresh Vegetables current liabilities held for sale	$ 206,407	$ 244,669
Fresh Vegetables current assets held for sale	318,837	332,042
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	1,644	1,702
Current receivables, net1	9,289	12,721
Inventories, net	33,954	32,259
Prepaid expenses and other current assets	5,045	6,724
Property, plant and equipment, net	250,328	248,545
Operating lease right-of-use assets	116,189	115,917
Other noncurrent assets	17,489	19,060
Total Fresh Vegetables assets held for sale	318,838	332,042
Accounts payable	52,759	61,646
Accrued and other current liabilities	52,988	75,185
Operating lease liabilities	66,043	70,541
Deferred income tax liabilities	18,715	19,783
Other long-term liabilities	15,902	17,514
Total Fresh Vegetables liabilities held for sale	206,407	244,669
Fresh Vegetables current liabilities held for sale	206,407	244,669
Loss recognized on classification as held for sale	(115,100)	(104,886)
Fresh Vegetables current assets held for sale	318,838	332,042
Fresh Vegetables non-current assets held for sale	0	0
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fresh Vegetables non-current liabilities held for sale	$ 0	$ 0